Convertible Note, Related Party and Derivative Liability	6 Months Ended
Jun. 30, 2026
Disclosure of financial liabilities [abstract]
Convertible Note, Related Party and Derivative Liability

15. CONVERTIBLE NOTE, RELATED PARTY AND DERIVATIVE LIABILITY

On March 30, 2026, the Company issued an unsecured convertible promissory note (the “Convertible Note”) in the principal amount of $2.0 million to the Company’s Chairman and Chief Executive Officer. The Convertible Note bears no interest (0% per annum) and, unless earlier converted, was to mature on September 30, 2027 (eighteen months from issuance). See Note 20 for further related party disclosures regarding this transaction.

The outstanding principal balance of the Convertible Note automatically would convert into equity securities upon the closing of the Company’s next equity financing that generates aggregate gross proceeds of at least $10.0 million (an “Equity Financing Conversion”), at a conversion price equal to 80% of the lowest per share purchase price of the equity securities issued in that financing. The Convertible Note also provided for conversion upon a qualifying corporate transaction, or at the Holder’s election on or after the maturity date, in each case using an alternative conversion price formula specific to that scenario.

The Convertible Note is presented within current liabilities, as its earliest possible conversion or repayment date falls within twelve months of the balance sheet date. Management has concluded, based on a formal analysis under IAS 32 and IFRS 9, that the Convertible Note is a financial liability in its entirety. None of the three conversion features described above satisfies the “fixed-for-fixed” condition in IAS 32, as each conversion price is variable and market-referential. Accordingly, no equity component is recognized, and compound instrument split accounting under IAS 32 is not available.

Management has further concluded that each of the three conversion features is an embedded derivative that is not closely related to the host debt contract and, because the Convertible Note has not been designated at fair value through profit or loss in its entirety, each must be bifurcated from the host liability and accounted for separately under IFRS 9. Because the three conversion features are mutually exclusive, they are accounted for together as a single compound embedded derivative. Under this approach, the derivative liability is recognized at fair value, determined under IFRS 13 using an income approach (a probability-weighted scenario analysis classified within Level 3 of the fair value hierarchy; see Note 18), with subsequent changes in fair value recognized in profit or loss at each reporting date. The host liability is recognized at its fair value at the issue date and is subsequently measured at amortized cost using the effective interest method, accreting to the $2.0 million principal amount over the contractual term to September 30, 2027.

The fair value of the Convertible Note at initial recognition on March 30, 2026 was $2.4 million, comprising the Derivative Liability of $0.8 million and the host liability of $1.6 million, being the present value of the $2.0 million principal amount discounted at a credit-adjusted market rate of 15.79%. Because the Holder is a related party, the $0.4 million excess of the fair value of the Convertible Note over the $2.0 million proceeds was accounted for separately under IFRS 9 as a deemed distribution to the Holder in his capacity as a shareholder and was recognized directly in equity (other reserve); see Note 20. The host liability is accreted to the $2.0 million principal amount at an effective interest rate of 16.2% per annum, which includes the effect of issuance costs. The movements in the carrying amounts of the host liability and the Derivative Liability from the issue date to June 30, 2026 were as follows:

	Host liability (amortized cost)	Derivative Liability (FVTPL)	Total
(In thousands)
Proceeds allocated on issuance, March 30, 2026	$1,229	$771	$2,000
Excess of fair value over proceeds – deemed distribution (Note 20)	376	—	376
Issuance costs	(9)	—	(9)
Interest expense	62	—	62
Change in fair value recognized in profit or loss	—	(39)	(39)
As of June 30, 2026	$1,658	$732	$2,390

Issuance costs of $9 thousand that were directly attributable to the issuance of the Convertible Note were deducted from the initial carrying amount of the host liability and are recognized in interest expense over the term of the Convertible Note using the effective interest method. As of June 30, 2026, the carrying amount of the host liability of $1.7 million presented in the unaudited condensed consolidated interim statements of financial position is net of $7 thousand of unamortized transaction costs.

Interest expense on the host liability of $0.1 million is included in finance costs, and the gain of $39 thousand from the change in fair value of the Derivative Liability is included in fair value change of financial liabilities at FVTPL, in the unaudited condensed consolidated interim statements of operations and comprehensive loss. Both are non-cash items and are presented as adjustments in reconciling loss before taxation to net cash used in operating activities; the net proceeds from issuance of the Convertible Note are presented within financing activities in the unaudited condensed consolidated interim statements of cash flows; the excess of the fair value of the Convertible Note over the proceeds is a non-cash transaction and is disclosed as a non-cash financing activity. The Derivative Liability is classified within Level 3 of the fair value hierarchy; its valuation technique, significant unobservable inputs and the sensitivity of its fair value to changes in those inputs are disclosed in Note 18.

Subsequent to June 30, 2026, the Convertible Note converted in full in connection with the Company’s Private Placement. See Note 22.